Shareholders’ Equity - Summary of Cumulative Redeemable Preferred Shares (Details)	12 Months Ended
	Dec. 31, 2019 $ / shares shares	Dec. 31, 2019 $ / shares $ / shares shares	Dec. 31, 2019 $ / shares shares	Oct. 01, 2019 $ / shares	Oct. 01, 2015 $ / shares
Series A
Class of Stock
Current Yield	3.38%	3.38%
Annual dividend per share		$ 0.84500
Redemption price (per share)			$ 25
Series A | Five year government of Canada bond yield
Class of Stock
Preferred stock cumulative quarterly dividend variable rate (percent)	2.66%	2.66%	2.66%
Series B
Class of Stock
Redemption price (per share)			$ 25		$ 25.50
Series B | 90-Day government of Canada treasury bill rate
Class of Stock
Preferred stock cumulative quarterly dividend variable rate (percent)	2.66%	2.66%	2.66%
Preferred stock floating dividend rate (per share)			$ 0.26803
Series C
Class of Stock
Current Yield	5.29%	5.29%
Annual dividend per share	$ 1.32250
Redemption price (per share)	$ 25	$ 25
Series C | Five year United States government bond
Class of Stock
Preferred stock cumulative quarterly dividend variable rate (percent)	3.58%	3.58%	3.58%
Series E
Class of Stock
Current Yield	5.393%	5.393%
Annual dividend per share		$ 1.34825
Redemption price (per share)			$ 25
Series E | Five year government of Canada bond yield
Class of Stock
Preferred stock cumulative quarterly dividend variable rate (percent)	3.17%	3.17%	3.17%
Series G
Class of Stock
Current Yield	4.62%	4.62%
Annual dividend per share		$ 1.15575
Redemption price (per share)			$ 25
Series G | Five year government of Canada bond yield
Class of Stock
Preferred stock cumulative quarterly dividend variable rate (percent)	3.06%	3.06%	3.06%
Series H
Class of Stock
Redemption price (per share)			$ 25	$ 25.50
Series H | 90-Day government of Canada treasury bill rate
Class of Stock
Preferred stock cumulative quarterly dividend variable rate (percent)	3.06%	3.06%	3.06%
Preferred stock floating dividend rate (per share)			$ 0.29289
Series I
Class of Stock
Current Yield	5.25%	5.25%
Annual dividend per share		$ 1.31250
Redemption price (per share)			$ 25
Series I | Five year government of Canada bond yield
Class of Stock
Preferred stock cumulative quarterly dividend variable rate (percent)	4.19%	4.19%	4.19%
Series I | Five year government of Canada bond yield | Minimum
Class of Stock
Preferred stock cumulative quarterly dividend variable rate (percent)	5.25%	5.25%	5.25%
Series K
Class of Stock
Current Yield	5.00%	5.00%
Annual dividend per share		$ 1.25000
Redemption price (per share)			$ 25
Series K | Five year government of Canada bond yield
Class of Stock
Preferred stock cumulative quarterly dividend variable rate (percent)	3.80%	3.80%	3.80%
Series K | Five year government of Canada bond yield | Minimum
Class of Stock
Preferred stock cumulative quarterly dividend variable rate (percent)	5.00%	5.00%	5.00%
Series F
Class of Stock
Redemption price (per share)			$ 25.5
Preferred stock shares authorized (shares) | shares	8,000,000	8,000,000	8,000,000
Series J
Class of Stock
Redemption price (per share)			$ 25.5
Preferred stock shares authorized (shares) | shares	8,000,000	8,000,000	8,000,000
Series D
Class of Stock
Redemption price (per share)			$ 25.50
Preferred stock shares authorized (shares) | shares	8,000,000	8,000,000	8,000,000
Series L
Class of Stock
Redemption price (per share)			$ 25.50
Series L | Maximum
Class of Stock
Preferred stock shares authorized (shares) | shares	12,000,000	12,000,000	12,000,000